Cover	Jan. 07, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 07, 2022
Entity File Number	001-40193
Entity Registrant Name	Archimedes Tech SPAC Partners Co.
Entity Central Index Key	0001840856
Entity Tax Identification Number	86-1286799
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2093 Philadelphia Pike #1968
Entity Address, City or Town	Claymont
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19703
City Area Code	(650)
Local Phone Number	560-4753
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one subunit and one-quarter of one warrant
Title of 12(b) Security	Units, each consisting of one subunit and one-quarter of one warrant
Trading Symbol	ATSPU
Security Exchange Name	NASDAQ
Subunits included as part of the units, each consisting of one share of common stock, $0.0001 par value, and one-quarter of one warrant
Title of 12(b) Security	Subunits included as part of the units, each consisting of one share of common stock, $0.0001 par value, and one-quarter of one warrant
Trading Symbol	ATSPT
Security Exchange Name	NASDAQ
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ATSP
Security Exchange Name	NASDAQ
Redeemable warrants
Title of 12(b) Security	Redeemable warrants
Trading Symbol	ATSPW
Security Exchange Name	NASDAQ